Trade Accounts Receivable, Net - Aging of Accounts Receivable (Details) - Trade receivables - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net
Accounts receivable	$ 2,979	$ 2,535	$ 2,238	$ 1,951
Gross carrying amount
Trade Accounts Receivable, Net
Accounts receivable	46,171	41,398
Gross carrying amount | Current
Trade Accounts Receivable, Net
Accounts receivable	30,045	25,424
Gross carrying amount | 0‑30 days
Trade Accounts Receivable, Net
Accounts receivable	7,605	9,892
Gross carrying amount | 31‑60 days
Trade Accounts Receivable, Net
Accounts receivable	1,343	1,398
Gross carrying amount | 61‑90 days
Trade Accounts Receivable, Net
Accounts receivable	683	835
Gross carrying amount | 91‑120 days
Trade Accounts Receivable, Net
Accounts receivable	393	1,017
Gross carrying amount | 120+ days
Trade Accounts Receivable, Net
Accounts receivable	$ 6,102	$ 2,832